Covered Assets and Indemnification Asset (Details 3) (Covered loans, USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Impaired loans
Unpaid Contractual Principal Balance	$ 998,132	$ 1,070,193
Recorded Investment with No Allowance	616,496	729,189
Recorded Investment with Allowance	38,092	882
Total Recorded Investment	654,588	730,071
Related Allowance	2,573	882
Average investment	692,331
Non-accrual loans	14,072	1,797
PCI loans
Impaired loans
Non-accrual loans	11,400
Number of loans modified in a TDR	0
Secured
Impaired loans
Unpaid Contractual Principal Balance	36,395	43,957
Recorded Investment with No Allowance	22,110	28,611
Recorded Investment with Allowance	132
Total Recorded Investment	22,242	28,611
Average investment	25,427
Non-accrual loans		91
Unsecured
Impaired loans
Unpaid Contractual Principal Balance	16,577	16,280
Recorded Investment with No Allowance	8,065	9,008
Recorded Investment with Allowance	903	882
Total Recorded Investment	8,968	9,890
Related Allowance	883	882
Average investment	9,429
Non-accrual loans	882	882
Secured by commercial properties
Impaired loans
Unpaid Contractual Principal Balance	505,519	528,825
Recorded Investment with No Allowance	312,653	365,346
Recorded Investment with Allowance	26,786
Total Recorded Investment	339,439	365,346
Related Allowance	142
Average investment	352,393
Non-accrual loans	10,607	40
Secured by residential properties
Impaired loans
Unpaid Contractual Principal Balance	281,570	289,094
Recorded Investment with No Allowance	178,389	199,581
Recorded Investment with Allowance	10,271
Total Recorded Investment	188,660	199,581
Related Allowance	1,548
Average investment	194,121
Non-accrual loans	670	209
Residential construction loans
Impaired loans
Unpaid Contractual Principal Balance	6,964	8,920
Recorded Investment with No Allowance	4,262	5,280
Total Recorded Investment	4,262	5,280
Average investment	4,771
Non-accrual loans	1,898	575
Commercial construction loans and land development
Impaired loans
Unpaid Contractual Principal Balance	151,107	183,117
Recorded Investment with No Allowance	91,017	121,363
Total Recorded Investment	91,017	121,363
Average investment	106,190
Non-accrual loans	$ 15